Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 2,883	$ 2,219
Marketable securities - current	1,648	1,461
Accounts receivable - net of allowances of $105 and $108	4,061	3,867
Inventories
Finished goods	1,754	1,536
Work in process	1,186	1,061
Raw materials and supplies	897	819
Total inventories	3,837	3,416
Other current assets	1,201	1,277
Total current assets	13,630	12,240
Marketable securities - non-current	1,162	896
Investments	163	155
Property, plant and equipment	22,525	21,166
Less: Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	8,378	7,666
Goodwill	7,385	7,047
Intangible assets - net	1,925	1,916
Prepaid pension benefits	16	40
Other assets	1,217	1,656
Total assets	33,876	31,616
Current liabilities
Short-term borrowings and current portion of long-term debt	1,085	682
Accounts payable	1,762	1,643
Accrued payroll	701	676
Accrued income taxes	371	355
Other current liabilities	2,281	2,085
Total current liabilities	6,200	5,441
Long-term debt	4,916	4,484
Pension and postretirement benefits	3,086	3,972
Other liabilities	1,634	1,857
Total liabilities	15,836	15,754
Commitments and contingencies (Note 13)
3M Company shareholders' equity:
Common stock par value, $.01 par value, Shares outstanding - 2012: 687,091,650; Shares outstanding - 2011: 694,970,041	9	9
Additional paid-in capital	4,044	3,767
Retained earnings	30,679	28,348
Treasury stock	(12,407)	(11,679)
Accumulated other comprehensive income (loss)	(4,750)	(5,025)
Total 3M Company shareholders' equity	17,575	15,420
Noncontrolling interest	465	442
Total equity	18,040	15,862
Total liabilities and equity	$ 33,876	$ 31,616